Net Pension Assets - Summary of Reconciliation of Net Pension Asset (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	$ 3,185	$ 8,826	$ 6,050
Current service cost	(2,105)	(1,767)	(1,724)
Interest (cost) income	24	210	173
Return on plan assets greater (less) than discount rate	483	(21)	518
Experience (gain) loss	(1,943)	(2,033)	(1,052)
Investment return	67	88	27
Assumption changes	877	(226)	(67)
Employer contributions	6,022		3,970
Employer contributions		(1,677)
Benefits paid	(1,451)	(225)	(277)
Adjustments	(68)	10	1,208
Ending balance	5,091	3,185	8,826
Defined benefit obligation [member]
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	(19,997)	(16,498)	(14,468)
Current service cost	(2,105)	(1,767)	(1,724)
Interest (cost) income	(642)	(568)	(516)
Return on plan assets greater (less) than discount rate	0	0	0
Experience (gain) loss	(1,943)	(2,033)	(1,052)
Investment return	0	0	0
Assumption changes	877	(226)	(67)
Employer contributions	1,242		0
Employer contributions		0
Benefits paid	0	1,095	1,329
Adjustments	0	0	0
Ending balance	(22,568)	(19,997)	(16,498)
Fair value of assets [member]
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	23,794	25,946	22,273
Current service cost	0	0	0
Interest (cost) income	666	778	689
Return on plan assets greater (less) than discount rate	483	(21)	518
Experience (gain) loss	0	0	0
Investment return	67	88	27
Assumption changes	0	0	0
Employer contributions	4,780		3,970
Employer contributions		(1,677)
Benefits paid	(1,451)	(1,320)	(1,531)
Adjustments	0	0	0
Ending balance	28,339	23,794	25,946
Other employee benefits liability [member]
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	(612)	(622)	(1,755)
Current service cost	0	0	0
Interest (cost) income	0	0	0
Return on plan assets greater (less) than discount rate	0	0	0
Experience (gain) loss	0	0	0
Investment return	0	0	0
Assumption changes	0	0	0
Employer contributions	0		0
Employer contributions		0
Benefits paid	0	0	(75)
Adjustments	(68)	10	1,208
Ending balance	$ (680)	$ (612)	$ (622)